Note 7 - Stockholders' Equity and Dividend Restrictions (Details)	Dec. 31, 2015 USD ($)
Stockholders' Equity Note [Abstract]
Dividends Percent of Statutory Surplus	10.00%
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	$ 688,465